Prepaid Expenses and Other Current Assets (Parenthetical) (Details) (USD $)	1 Months Ended	6 Months Ended
	Aug. 30, 2013	Mar. 04, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Fair value of shares of restricted shares of common stock issued to investor relations consultant	30,000	30,000
Fair value of restricted shares of common stock issued to investor relations consultant	$ 29,520	$ 29,520
Fair value of restricted shares of common stock, Net of amortization		$ 19,245